Financial Assets and Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Financial Assets and Financial Liabilities [Abstract]
Schedule of Financial Assets and Liabilities	Set out below is an overview of financial assets and liabilities, other than cash and cash equivalents, held by the Group as of June 30, 2024 and December 31, 2023:
	As of June 30, 2024 (unaudited)	As of December 31, 2023
	(in €)
Financial assets at amortized cost
Trade receivables	23,727	—
Non-current financial assets	237,755	9,052,741
Thereof marketable securities	—	8,815,120
Current financial assets	55,838,699	77,504,518
Thereof marketable securities	55,398,920	76.912,342
Financial liabilities at amortized cost
Trade and other payables	8,544,902	14,716,441